UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4892
                                   ----------

                           TEMPLETON GROWTH FUND, INC.
                         ------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS







                                                            AUGUST 31, 2003


[GRAPHIC OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                           TEMPLETON GROWTH FUND, INC.


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                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series




Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report




                               Contents

SHAREHOLDER LETTER .............................   1


ANNUAL REPORT

Templeton Growth Fund, Inc. ....................   3

Performance Summary ............................   7

Financial Highlights &
Statement of Investments .......................  13

Financial Statements ...........................  23

Notes to Financial Statements ..................  26

Independent Auditors' Report ...................  31

Tax Designation ................................  32

Board Members and Officers .....................  34

Proxy Voting Policies and Procedures ...........  40


--------------------------------------------------------------------------------





Annual Report

Templeton Growth Fund, Inc.

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Growth Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets.

This annual report for Templeton Growth Fund covers the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Growth Fund - Class A posted a 10.90% cumulative total return, as shown in the Performance Summary beginning on page
7. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which posted an 11.48% total return for the same period. 1


ECONOMIC AND MARKET OVERVIEW

In the first half of 2003, gross domestic product growth accelerated in the U.S. and many emerging market economies; however, it lagged in Japan and the 12-nation euro zone due in part to structural issues, including restrictive labor practices that have limited the ability of companies to lay off workers to control costs, and the relative weakening of the U.S. dollar versus the euro, which has made European imports into the U.S. less competitive. As the year progressed, investors appeared to downplay weak employment numbers and sluggish euro-zone growth predictions, and instead seemed to focus on stronger-than-expected earnings reports and corporate optimism for the second half of 2003.

Although investor pessimism seemingly prevailed in the first half of the Fund's fiscal year, investor optimism about a global economic recovery appeared to dominate the second half. Initially, the main drivers of pessimism were fears of terrorist attacks, a potential war in Iraq and then the actual war, tensions with North Korea, disruption in oil production in Venezuela, and the spread of severe acute



1. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                             Annual Report  | 3


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Europe                                                 45.1%
Australia & New Zealand                                25.1%
Asia                                                   16.4%
Latin America                                           2.0%
Canada                                                  1.5%
Middle East & Africa                                    0.7%
Short-Term Investments & Other Net Assets               9.2%


respiratory syndrome. As these issues were either resolved or perceived as less threatening to global economic recovery, investor sentiment improved during the reporting period.

Global stock markets generally mirrored changes in investor sentiment. Many global stock markets experienced a sell-off in the first half of the Fund's fiscal year; however, they rebounded in the second half, with stock market increases in 2003's second quarter representing the largest quarterly gain in global equities since fourth quarter 1998. Beginning in March 2003, improving sentiment appeared to prompt many investors to swap into economically sensitive and financially leveraged companies, such as cyclicals, technology, small-cap stocks and emerging markets equities that in preceding quarters had performed poorly.

For the Fund's fiscal year, most local stock market indexes in Asia, Europe and the Americas posted double-digit total returns in U.S. dollars. Stock markets benefited from low inflation and accommodative fiscal and monetary policies in many countries, including the U.S. In addition, bonds as an investment alternative appeared less attractive due to higher relative tax rates on interest income compared with stock dividends.


INVESTMENT STRATEGY

Our investment strategy employs a "bottom-up," value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.


MANAGER'S DISCUSSION

During the year under review, the Fund's overweighted exposure to Spain relative to the benchmark MSCI World Index contributed positively to performance. Individual holdings in Spain, including utilities Iberdrola and Endesa, oil company




4 |  Annual Report



Repsol-YPF, and telecommunications company Telefonica, increased in value during the period.

At period-end, the Fund had close to double the benchmark's weighting in the materials sector. During the period, materials prices, particularly in commodities such as iron ore and copper, benefited from increasing demand from China. Gold prices increased more than 20% during the year under review. Fund holdings in Cia Vale do Rio Doce, a Brazilian iron ore producer, Australia's BHP Billiton, a diversified mining company, Canada's Barrick Gold, one of the world's largest gold producers, and Stora Enso, a Finnish paper company, contributed positively to performance. In addition, the Fund's relatively overweighted wireless telecommunications position also boosted performance, as Fund holding AT&T Wireless was one of the portfolio's best-performing stocks during the year under review.

We attempted to take advantage of market volatility in 2003's first quarter by initiating positions in companies we identified as undervalued relative to our assessment of their five-year earnings outlook. We purchased shares of Reuters, a U.K.-listed news and information provider. At the time of purchase, pessimism was widespread regarding the outlook for financial markets and, consequently, for Reuters' revenues. There also appeared to be investor uncertainty about Reuters' ability to cut costs and deliver new products to market. Our investment strategy allows us to take advantage of such short-term pessimism to buy what we consider long-term value. Since the time of purchase in early 2003 through period-end, Reuters' stock outperformed the broader market recovery.

The semiconductor industry performed well during the Fund's fiscal year; however, our exposure in this sector was limited to South Korea's Samsung Electronics. The Fund's relatively low exposure reflects the challenge of identifying bargain stocks in the sector, as semiconductor stocks typically trade at high premiums to the broader market. The Fund also had a relatively low weighting in the U.S. versus the benchmark, which hindered relative performance. Also negatively affecting performance relative to the MSCI World Index was the Fund's overweighted exposure to the U.K., which underperformed the broader market, but where we identified several stocks for inclusion on our bargain list of undervalued stocks.

It is important to note that there are special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging



TOP 10 COUNTRIES
Based on Equity Securities
8/31/03

-----------------------------------------
                               % OF TOTAL
                               NET ASSETS
-----------------------------------------
U.S.                                20.3%
-----------------------------------------
U.K.                                17.0%
-----------------------------------------
Japan                                5.3%
-----------------------------------------
Hong Kong                            4.9%
-----------------------------------------
Switzerland                          4.5%
-----------------------------------------
South Korea                          4.4%
-----------------------------------------
Germany                              3.7%
-----------------------------------------
Canada                               3.3%
-----------------------------------------
Netherlands                          3.2%
-----------------------------------------
France                               2.7%
-----------------------------------------

TOP 10 EQUITY HOLDINGS
8/31/03

-----------------------------------------------------
COMPANY                                   % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                  NET ASSETS
-----------------------------------------------------
Bristol-Myers Squibb Co.                        1.8%
 PHARMACEUTICALS, U.S.
-----------------------------------------------------
Nestle SA                                       1.6%
 FOOD PRODUCTS, SWITZERLAND
-----------------------------------------------------
E.ON AG                                         1.6%
 ELECTRIC UTILITIES, GERMANY
-----------------------------------------------------
Cheung Kong Holdings Ltd.                       1.6%
 REAL ESTATE, HONG KONG
-----------------------------------------------------
Abbey National PLC                              1.5%
 COMMERCIAL BANKS, U.K.
-----------------------------------------------------
BP PLC                                          1.5%
 OIL & GAS, U.K.
-----------------------------------------------------
AT&T Wireless Services Inc.                     1.5%
 WIRELESS TELECOMMUNICATION SERVICES, U.S.
-----------------------------------------------------
Eni SpA                                         1.5%
 OIL & GAS, ITALY
-----------------------------------------------------
GlaxoSmithKline PLC                             1.4%
 PHARMACEUTICALS, U.K.
-----------------------------------------------------
Aventis SA                                      1.4%
 PHARMACEUTICALS, FRANCE
-----------------------------------------------------

                                                             Annual Report  | 5


markets involve similar but heightened risks in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving you in the future.



[GRAPHIC OMITTED]

/S/MURDO MURCHISON

Murdo Murchison, CFA
Portfolio Manager
Templeton Growth Fund, Inc.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Annual Report




Performance Summary as of 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A                                                  CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.44            $18.54           $17.10
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
Dividend Income                       $0.3577
--------------------------------------------------------------------------------------------------
CLASS B                                                  CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.39            $18.24           $16.85
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
Dividend Income                       $0.2614
--------------------------------------------------------------------------------------------------
CLASS C                                                  CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.41            $18.15           $16.74
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
Dividend Income                       $0.2348
--------------------------------------------------------------------------------------------------
CLASS R                                                  CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.37            $18.44           $17.07
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
Dividend Income                       $0.3681
--------------------------------------------------------------------------------------------------
ADVISOR CLASS                                            CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$1.44            $18.57           $17.13
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
Dividend Income                       $0.4012
--------------------------------------------------------------------------------------------------

     Annual Report  |  Past performance does not guarantee future results.  | 7


Performance Summary (CONTINUED)

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              10.90%          58.48%           153.50%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           4.54%           8.36%             9.10%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,454         $14,940           $23,886
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     17.73%           7.89%             9.18%
-----------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          3-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              10.08%           6.92%            35.75%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           6.08%           1.35%             6.43%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,608         $10,410           $13,375
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     20.00%           2.51%             6.38%
-----------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              10.08%          52.65%           100.56%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                           7.98%           8.61%             8.57%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,798         $15,110           $19,851
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     21.78%           8.15%             8.52%
-----------------------------------------------------------------------------------------------------
  CLASS R                                                                1-YEAR    INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              10.58%             4.52%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                           9.58%             2.70%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $10,958           $10,452
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     23.59%             2.76%
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                                        1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              11.19%          60.65%           160.06%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          11.19%           9.94%            10.03%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,119         $16,065           $26,006
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                     25.28%           9.47%            10.11%
-----------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Past performance does not guarantee future results.  |  Annual Report



Performance Summary (CONTINUED)

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Growth Fund - Class A with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03.

Period        Templeton Growth Fund - Class A   MSCI World Index 6                CPI 6
------        -------------------------------   ----------------                  ---
9/1/93                       $9,423                  $10,000                     $10,000
9/30/93                      $9,385                   $9,817                     $10,021
10/31/93                     $9,817                  $10,089                     $10,062
11/30/93                     $9,633                   $9,520                     $10,069
12/31/93                    $10,298                   $9,987                     $10,069
1/31/94                     $10,871                  $10,648                     $10,097
2/28/94                     $10,596                  $10,512                     $10,131
3/31/94                     $10,193                  $10,060                     $10,166
4/30/94                     $10,368                  $10,373                     $10,180
5/31/94                     $10,467                  $10,401                     $10,186
6/30/94                     $10,234                  $10,374                     $10,221
7/31/94                     $10,707                  $10,573                     $10,249
8/31/94                     $11,075                  $10,894                     $10,290
9/30/94                     $10,824                  $10,609                     $10,318
10/31/94                    $10,924                  $10,913                     $10,325
11/30/94                    $10,474                  $10,442                     $10,338
12/31/94                    $10,382                  $10,545                     $10,338
1/31/95                     $10,299                  $10,388                     $10,380
2/28/95                     $10,606                  $10,542                     $10,421
3/31/95                     $10,804                  $11,052                     $10,456
4/30/95                     $11,182                  $11,439                     $10,490
5/31/95                     $11,514                  $11,540                     $10,511
6/30/95                     $11,681                  $11,538                     $10,532
7/31/95                     $12,205                  $12,118                     $10,532
8/31/95                     $12,128                  $11,850                     $10,559
9/30/95                     $12,403                  $12,197                     $10,580
10/31/95                    $12,007                  $12,008                     $10,615
11/30/95                    $12,281                  $12,427                     $10,608
12/31/95                    $12,441                  $12,793                     $10,601
1/31/96                     $12,886                  $13,026                     $10,663
2/29/96                     $12,929                  $13,108                     $10,698
3/31/96                     $13,079                  $13,328                     $10,753
4/30/96                     $13,373                  $13,644                     $10,794
5/31/96                     $13,531                  $13,659                     $10,815
6/30/96                     $13,545                  $13,730                     $10,822
7/31/96                     $13,108                  $13,247                     $10,843
8/31/96                     $13,445                  $13,402                     $10,863
9/30/96                     $13,717                  $13,929                     $10,898
10/31/96                    $13,941                  $14,029                     $10,932
11/30/96                    $14,700                  $14,818                     $10,953
12/31/96                    $14,998                  $14,583                     $10,953
1/31/97                     $15,359                  $14,761                     $10,988
2/28/97                     $15,481                  $14,934                     $11,022
3/31/97                     $15,412                  $14,641                     $11,050
4/30/97                     $15,758                  $15,122                     $11,064
5/31/97                     $16,541                  $16,058                     $11,057
6/30/97                     $17,201                  $16,861                     $11,070
7/31/97                     $17,853                  $17,641                     $11,084
8/31/97                     $17,247                  $16,463                     $11,105
9/30/97                     $18,360                  $17,360                     $11,133
10/31/97                    $17,160                  $16,449                     $11,160
11/30/97                    $17,212                  $16,743                     $11,153
12/31/97                    $17,425                  $16,949                     $11,140
1/31/98                     $17,452                  $17,424                     $11,160
2/28/98                     $18,413                  $18,606                     $11,181
3/31/98                     $19,230                  $19,394                     $11,202
4/30/98                     $19,329                  $19,587                     $11,222
5/31/98                     $18,745                  $19,344                     $11,243
6/30/98                     $18,206                  $19,806                     $11,257
7/31/98                     $17,775                  $19,777                     $11,271
8/31/98                     $15,071                  $17,143                     $11,285
9/30/98                     $15,449                  $17,449                     $11,298
10/31/98                    $16,764                  $19,029                     $11,326
11/30/98                    $17,366                  $20,164                     $11,326
12/31/98                    $16,993                  $21,152                     $11,319
1/31/99                     $16,868                  $21,618                     $11,347
2/28/99                     $16,744                  $21,046                     $11,360
3/31/99                     $17,916                  $21,925                     $11,395
4/30/99                     $20,138                  $22,793                     $11,478
5/31/99                     $19,411                  $21,963                     $11,478
6/30/99                     $20,314                  $22,990                     $11,478
7/31/99                     $20,294                  $22,925                     $11,512
8/31/99                     $20,304                  $22,887                     $11,540
9/30/99                     $19,577                  $22,668                     $11,595
10/31/99                    $19,594                  $23,850                     $11,616
11/30/99                    $20,464                  $24,524                     $11,623
12/31/99                    $22,164                  $26,512                     $11,623
1/31/00                     $20,643                  $24,997                     $11,657
2/29/00                     $19,944                  $25,067                     $11,727
3/31/00                     $21,387                  $26,803                     $11,823
4/30/00                     $21,109                  $25,673                     $11,830
5/31/00                     $21,498                  $25,026                     $11,844
6/30/00                     $21,609                  $25,872                     $11,906
7/31/00                     $21,465                  $25,147                     $11,934
8/31/00                     $21,853                  $25,968                     $11,934
9/30/00                     $21,187                  $24,590                     $11,996
10/31/00                    $21,380                  $24,181                     $12,017
11/30/00                    $21,249                  $22,716                     $12,023
12/31/00                    $22,550                  $23,087                     $12,017
1/31/01                     $22,856                  $23,535                     $12,093
2/28/01                     $22,550                  $21,549                     $12,141
3/31/01                     $21,495                  $20,138                     $12,169
4/30/01                     $22,366                  $21,631                     $12,217
5/31/01                     $22,807                  $21,363                     $12,272
6/30/01                     $22,390                  $20,696                     $12,293
7/31/01                     $22,305                  $20,424                     $12,258
8/31/01                     $22,207                  $19,447                     $12,258
9/30/01                     $20,318                  $17,736                     $12,314
10/31/01                    $20,989                  $18,078                     $12,272
11/30/01                    $22,314                  $19,150                     $12,251
12/31/01                    $22,672                  $19,273                     $12,203
1/31/02                     $22,180                  $18,691                     $12,231
2/28/02                     $22,621                  $18,532                     $12,279
3/31/02                     $23,465                  $19,355                     $12,348
4/30/02                     $23,591                  $18,705                     $12,417
5/31/02                     $24,082                  $18,748                     $12,417
6/30/02                     $23,100                  $17,615                     $12,424
7/31/02                     $21,525                  $16,132                     $12,438
8/31/02                     $21,538                  $16,166                     $12,479
9/30/02                     $19,183                  $14,391                     $12,500
10/31/02                    $20,166                  $15,456                     $12,521
11/30/02                    $21,486                  $16,293                     $12,521
12/31/02                    $20,523                  $15,507                     $12,493
1/31/03                     $20,111                  $15,038                     $12,548
2/28/03                     $19,428                  $14,781                     $12,645
3/31/03                     $18,990                  $14,740                     $12,721
4/30/03                     $20,781                  $16,056                     $12,693
5/31/03                     $22,417                  $16,982                     $12,673
6/30/03                     $22,829                  $17,282                     $12,686
7/31/03                     $23,345                  $17,636                     $12,700
8/31/03                     $23,886                  $18,022                     $12,749

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Growth Fund - Class B with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 1/1/99 to 8/31/03.

Period        Templeton Growth Fund - Class B   MSCI World Index 6                  CPI 6
------        -------------------------------   ----------------                   -----
1/1/99                      $10,000                  $10,000                     $10,000
1/31/99                      $9,927                  $10,220                     $10,024
2/28/99                      $9,847                   $9,950                     $10,037
3/31/99                     $10,525                  $10,366                     $10,067
4/30/99                     $11,820                  $10,776                     $10,140
5/31/99                     $11,387                  $10,383                     $10,140
6/30/99                     $11,906                  $10,869                     $10,140
7/31/99                     $11,888                  $10,838                     $10,171
8/31/99                     $11,888                  $10,820                     $10,195
9/30/99                     $11,454                  $10,717                     $10,244
10/31/99                    $11,463                  $11,275                     $10,262
11/30/99                    $11,962                  $11,594                     $10,268
12/31/99                    $12,945                  $12,534                     $10,268
1/31/00                     $12,044                  $11,818                     $10,299
2/29/00                     $11,633                  $11,851                     $10,360
3/31/00                     $12,468                  $12,672                     $10,445
4/30/00                     $12,299                  $12,137                     $10,451
5/31/00                     $12,521                  $11,831                     $10,464
6/30/00                     $12,579                  $12,231                     $10,519
7/31/00                     $12,481                  $11,889                     $10,543
8/31/00                     $12,697                  $12,277                     $10,543
9/30/00                     $12,305                  $11,626                     $10,598
10/31/00                    $12,408                  $11,432                     $10,616
11/30/00                    $12,324                  $10,740                     $10,622
12/31/00                    $13,070                  $10,915                     $10,616
1/31/01                     $13,242                  $11,127                     $10,683
2/28/01                     $13,056                  $10,188                     $10,726
3/31/01                     $12,439                   $9,520                     $10,750
4/30/01                     $12,934                  $10,227                     $10,793
5/31/01                     $13,185                  $10,100                     $10,842
6/30/01                     $12,926                   $9,785                     $10,860
7/31/01                     $12,876                   $9,656                     $10,830
8/31/01                     $12,812                   $9,194                     $10,830
9/30/01                     $11,715                   $8,385                     $10,879
10/31/01                    $12,091                   $8,547                     $10,842
11/30/01                    $12,848                   $9,054                     $10,824
12/31/01                    $13,049                   $9,112                     $10,781
1/31/02                     $12,749                   $8,837                     $10,805
2/28/02                     $12,998                   $8,761                     $10,848
3/31/02                     $13,474                   $9,151                     $10,909
4/30/02                     $13,547                   $8,843                     $10,970
5/31/02                     $13,818                   $8,864                     $10,970
6/30/02                     $13,240                   $8,328                     $10,976
7/31/02                     $12,332                   $7,627                     $10,988
8/31/02                     $12,332                   $7,643                     $11,025
9/30/02                     $10,978                   $6,804                     $11,043
10/31/02                    $11,534                   $7,307                     $11,062
11/30/02                    $12,276                   $7,703                     $11,062
12/31/02                    $11,722                   $7,331                     $11,037
1/31/03                     $11,484                   $7,110                     $11,086
2/28/03                     $11,082                   $6,988                     $11,171
3/31/03                     $10,821                   $6,969                     $11,239
4/30/03                     $11,841                   $7,591                     $11,214
5/31/03                     $12,764                   $8,029                     $11,196
6/30/03                     $12,987                   $8,170                     $11,208
7/31/03                     $13,277                   $8,338                     $11,220
8/31/03                     $13,375                   $8,520                     $11,263

     Annual Report  |  Past performance does not guarantee future results.  | 9



Performance Summary (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                     8/31/03
-----------------------------------
1-Year                        7.98%
-----------------------------------
5-Year                        8.61%
-----------------------------------
Since Inception (5/1/95)      8.57%
-----------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Growth Fund - Class C with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 5/1/95 to 8/31/03.

Period        Templeton Growth Fund - Class C   MSCI World Index 6                 CPI 6
------        -------------------------------   ----------------                  -----
5/1/95                       $9,898                  $10,000                     $10,000
5/31/95                     $10,187                  $10,087                     $10,020
6/30/95                     $10,329                  $10,086                     $10,039
7/31/95                     $10,788                  $10,593                     $10,039
8/31/95                     $10,708                  $10,359                     $10,066
9/30/95                     $10,941                  $10,663                     $10,086
10/31/95                    $10,588                  $10,497                     $10,118
11/30/95                    $10,818                  $10,863                     $10,112
12/31/95                    $10,960                  $11,183                     $10,105
1/31/96                     $11,340                  $11,387                     $10,165
2/29/96                     $11,372                  $11,459                     $10,197
3/31/96                     $11,493                  $11,651                     $10,250
4/30/96                     $11,746                  $11,927                     $10,290
5/31/96                     $11,873                  $11,940                     $10,309
6/30/96                     $11,880                  $12,002                     $10,316
7/31/96                     $11,493                  $11,580                     $10,336
8/31/96                     $11,778                  $11,716                     $10,355
9/30/96                     $12,006                  $12,177                     $10,388
10/31/96                    $12,191                  $12,264                     $10,421
11/30/96                    $12,847                  $12,953                     $10,441
12/31/96                    $13,107                  $12,748                     $10,441
1/31/97                     $13,412                  $12,904                     $10,474
2/28/97                     $13,506                  $13,054                     $10,507
3/31/97                     $13,439                  $12,798                     $10,533
4/30/97                     $13,729                  $13,219                     $10,546
5/31/97                     $14,405                  $14,037                     $10,540
6/30/97                     $14,973                  $14,740                     $10,553
7/31/97                     $15,527                  $15,421                     $10,566
8/31/97                     $14,993                  $14,391                     $10,586
9/30/97                     $15,947                  $15,176                     $10,612
10/31/97                    $14,898                  $14,379                     $10,639
11/30/97                    $14,928                  $14,636                     $10,632
12/31/97                    $15,108                  $14,817                     $10,619
1/31/98                     $15,124                  $15,232                     $10,639
2/28/98                     $15,944                  $16,265                     $10,658
3/31/98                     $16,637                  $16,954                     $10,678
4/30/98                     $16,716                  $17,122                     $10,698
5/31/98                     $16,196                  $16,910                     $10,718
6/30/98                     $15,723                  $17,314                     $10,731
7/31/98                     $15,337                  $17,289                     $10,744
8/31/98                     $13,004                  $14,986                     $10,757
9/30/98                     $13,319                  $15,253                     $10,770
10/31/98                    $14,444                  $16,635                     $10,797
11/30/98                    $14,952                  $17,627                     $10,797
12/31/98                    $14,625                  $18,490                     $10,790
1/31/99                     $14,507                  $18,898                     $10,816
2/28/99                     $14,399                  $18,398                     $10,829
3/31/99                     $15,388                  $19,166                     $10,862
4/30/99                     $17,285                  $19,925                     $10,941
5/31/99                     $16,650                  $19,199                     $10,941
6/30/99                     $17,413                  $20,097                     $10,941
7/31/99                     $17,394                  $20,040                     $10,974
8/31/99                     $17,385                  $20,007                     $11,001
9/30/99                     $16,759                  $19,816                     $11,053
10/31/99                    $16,763                  $20,849                     $11,073
11/30/99                    $17,490                  $21,438                     $11,080
12/31/99                    $18,932                  $23,176                     $11,080
1/31/00                     $17,623                  $21,851                     $11,113
2/29/00                     $17,006                  $21,913                     $11,178
3/31/00                     $18,239                  $23,430                     $11,271
4/30/00                     $17,988                  $22,442                     $11,277
5/31/00                     $18,306                  $21,877                     $11,290
6/30/00                     $18,393                  $22,616                     $11,350
7/31/00                     $18,258                  $21,983                     $11,376
8/31/00                     $18,566                  $22,700                     $11,376
9/30/00                     $17,988                  $21,496                     $11,435
10/31/00                    $18,150                  $21,139                     $11,455
11/30/00                    $18,027                  $19,858                     $11,461
12/31/00                    $19,113                  $20,182                     $11,455
1/31/01                     $19,367                  $20,574                     $11,527
2/28/01                     $19,092                  $18,837                     $11,573
3/31/01                     $18,194                  $17,604                     $11,600
4/30/01                     $18,913                  $18,909                     $11,646
5/31/01                     $19,282                  $18,674                     $11,698
6/30/01                     $18,913                  $18,092                     $11,718
7/31/01                     $18,828                  $17,854                     $11,685
8/31/01                     $18,733                  $17,000                     $11,685
9/30/01                     $17,127                  $15,505                     $11,738
10/31/01                    $17,681                  $15,803                     $11,698
11/30/01                    $18,797                  $16,740                     $11,679
12/31/01                    $19,079                  $16,848                     $11,633
1/31/02                     $18,648                  $16,339                     $11,659
2/28/02                     $19,015                  $16,200                     $11,705
3/31/02                     $19,704                  $16,920                     $11,771
4/30/02                     $19,812                  $16,351                     $11,837
5/31/02                     $20,210                  $16,389                     $11,837
6/30/02                     $19,359                  $15,398                     $11,843
7/31/02                     $18,034                  $14,102                     $11,856
8/31/02                     $18,034                  $14,132                     $11,896
9/30/02                     $16,052                  $12,581                     $11,916
10/31/02                    $16,866                  $13,511                     $11,935
11/30/02                    $17,957                  $14,243                     $11,935
12/31/02                    $17,139                  $13,555                     $11,909
1/31/03                     $16,789                  $13,146                     $11,962
2/28/03                     $16,209                  $12,921                     $12,054
3/31/03                     $15,826                  $12,885                     $12,126
4/30/03                     $17,314                  $14,036                     $12,100
5/31/03                     $18,670                  $14,845                     $12,080
6/30/03                     $18,998                  $15,108                     $12,093
7/31/03                     $19,414                  $15,417                     $12,107
8/31/03                     $19,851                  $15,754                     $12,153

-----------------------------------
AVERAGE ANNUAL TOTAL RETURN
-----------------------------------
CLASS R                     8/31/03
-----------------------------------
1-Year                        9.58%
-----------------------------------
Since Inception (1/1/02)      2.70%
-----------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Growth Fund - Class R with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 1/1/02 to 8/31/03.

Period          Templeton Growth Fund - R Class      MSCI World Index 6                  CPI 6
------          -------------------------------      ------------------                  -----
1/1/02                        $10,000                    $10,000                       $10,000
1/31/02                        $9,745                     $9,698                       $10,023
2/28/02                        $9,944                     $9,616                       $10,062
3/31/02                       $10,309                    $10,043                       $10,119
4/30/02                       $10,365                     $9,705                       $10,175
5/31/02                       $10,581                     $9,728                       $10,175
6/30/02                       $10,144                     $9,140                       $10,181
7/31/02                        $9,446                     $8,370                       $10,192
8/31/02                        $9,451                     $8,388                       $10,226
9/30/02                        $8,416                     $7,467                       $10,243
10/31/02                       $8,846                     $8,020                       $10,260
11/30/02                       $9,416                     $8,454                       $10,260
12/31/02                       $8,995                     $8,046                       $10,238
1/31/03                        $8,813                     $7,803                       $10,283
2/28/03                        $8,512                     $7,669                       $10,362
3/31/03                        $8,314                     $7,648                       $10,424
4/30/03                        $9,102                     $8,331                       $10,402
5/31/03                        $9,816                     $8,811                       $10,385
6/30/03                        $9,992                     $8,967                       $10,396
7/31/03                       $10,218                     $9,151                       $10,407
8/31/03                       $10,452                     $9,351                       $10,447

10 |  Past performance does not guarantee future results.  |  Annual Report


Performance Summary (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS 5             8/31/03
-----------------------------------
1-Year                       11.19%
-----------------------------------
5-Year                        9.94%
-----------------------------------
10-Year                      10.03%
-----------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Growth Fund - Advisor Class with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03.

Period         Templeton Growth Fund - Advisor Class     MSCI World Index 6                      CPI 6
------         -------------------------------------     -----------------                        ----
9/1/93                           $10,000                       $10,000                          $10,000
9/30/93                           $9,960                        $9,817                          $10,021
10/31/93                         $10,419                       $10,089                          $10,062
11/30/93                         $10,223                        $9,520                          $10,069
12/31/93                         $10,929                        $9,987                          $10,069
1/31/94                          $11,537                       $10,648                          $10,097
2/28/94                          $11,245                       $10,512                          $10,131
3/31/94                          $10,817                       $10,060                          $10,166
4/30/94                          $11,003                       $10,373                          $10,180
5/31/94                          $11,109                       $10,401                          $10,186
6/30/94                          $10,861                       $10,374                          $10,221
7/31/94                          $11,363                       $10,573                          $10,249
8/31/94                          $11,754                       $10,894                          $10,290
9/30/94                          $11,487                       $10,609                          $10,318
10/31/94                         $11,593                       $10,913                          $10,325
11/30/94                         $11,116                       $10,442                          $10,338
12/31/94                         $11,018                       $10,545                          $10,338
1/31/95                          $10,930                       $10,388                          $10,380
2/28/95                          $11,256                       $10,542                          $10,421
3/31/95                          $11,466                       $11,052                          $10,456
4/30/95                          $11,867                       $11,439                          $10,490
5/31/95                          $12,220                       $11,540                          $10,511
6/30/95                          $12,396                       $11,538                          $10,532
7/31/95                          $12,953                       $12,118                          $10,532
8/31/95                          $12,872                       $11,850                          $10,559
9/30/95                          $13,164                       $12,197                          $10,580
10/31/95                         $12,743                       $12,008                          $10,615
11/30/95                         $13,033                       $12,427                          $10,608
12/31/95                         $13,203                       $12,793                          $10,601
1/31/96                          $13,675                       $13,026                          $10,663
2/29/96                          $13,721                       $13,108                          $10,698
3/31/96                          $13,881                       $13,328                          $10,753
4/30/96                          $14,193                       $13,644                          $10,794
5/31/96                          $14,360                       $13,659                          $10,815
6/30/96                          $14,375                       $13,730                          $10,822
7/31/96                          $13,911                       $13,247                          $10,843
8/31/96                          $14,269                       $13,402                          $10,863
9/30/96                          $14,558                       $13,929                          $10,898
10/31/96                         $14,796                       $14,029                          $10,932
11/30/96                         $15,600                       $14,818                          $10,953
12/31/96                         $15,917                       $14,583                          $10,953
1/31/97                          $16,442                       $14,761                          $10,988
2/28/97                          $16,573                       $14,934                          $11,022
3/31/97                          $16,500                       $14,641                          $11,050
4/30/97                          $16,869                       $15,122                          $11,064
5/31/97                          $17,707                       $16,058                          $11,057
6/30/97                          $18,422                       $16,861                          $11,070
7/31/97                          $19,120                       $17,641                          $11,084
8/31/97                          $18,480                       $16,463                          $11,105
9/30/97                          $19,671                       $17,360                          $11,133
10/31/97                         $18,403                       $16,449                          $11,160
11/30/97                         $18,459                       $16,743                          $11,153
12/31/97                         $18,693                       $16,949                          $11,140
1/31/98                          $18,731                       $17,424                          $11,160
2/28/98                          $19,762                       $18,606                          $11,181
3/31/98                          $20,639                       $19,394                          $11,202
4/30/98                          $20,755                       $19,587                          $11,222
5/31/98                          $20,119                       $19,344                          $11,243
6/30/98                          $19,550                       $19,806                          $11,257
7/31/98                          $19,088                       $19,777                          $11,271
8/31/98                          $16,187                       $17,143                          $11,285
9/30/98                          $16,602                       $17,449                          $11,298
10/31/98                         $18,019                       $19,029                          $11,326
11/30/98                         $18,665                       $20,164                          $11,326
12/31/98                         $18,275                       $21,152                          $11,319
1/31/99                          $18,153                       $21,618                          $11,347
2/28/99                          $18,019                       $21,046                          $11,360
3/31/99                          $19,280                       $21,925                          $11,395
4/30/99                          $21,679                       $22,793                          $11,478
5/31/99                          $20,909                       $21,963                          $11,478
6/30/99                          $21,879                       $22,990                          $11,478
7/31/99                          $21,868                       $22,925                          $11,512
8/31/99                          $21,879                       $22,887                          $11,540
9/30/99                          $21,110                       $22,668                          $11,595
10/31/99                         $21,124                       $23,850                          $11,616
11/30/99                         $22,073                       $24,524                          $11,623
12/31/99                         $23,913                       $26,512                          $11,623
1/31/00                          $22,272                       $24,997                          $11,657
2/29/00                          $21,517                       $25,067                          $11,727
3/31/00                          $23,086                       $26,803                          $11,823
4/30/00                          $22,787                       $25,673                          $11,830
5/31/00                          $23,218                       $25,026                          $11,844
6/30/00                          $23,338                       $25,872                          $11,906
7/31/00                          $23,182                       $25,147                          $11,934
8/31/00                          $23,613                       $25,968                          $11,934
9/30/00                          $22,895                       $24,590                          $11,996
10/31/00                         $23,109                       $24,181                          $12,017
11/30/00                         $22,968                       $22,716                          $12,023
12/31/00                         $24,380                       $23,087                          $12,017
1/31/01                          $24,725                       $23,535                          $12,093
2/28/01                          $24,393                       $21,549                          $12,141
3/31/01                          $23,266                       $20,138                          $12,169
4/30/01                          $24,194                       $21,631                          $12,217
5/31/01                          $24,699                       $21,363                          $12,272
6/30/01                          $24,235                       $20,696                          $12,293
7/31/01                          $24,155                       $20,424                          $12,258
8/31/01                          $24,062                       $19,447                          $12,258
9/30/01                          $22,007                       $17,736                          $12,314
10/31/01                         $22,747                       $18,078                          $12,272
11/30/01                         $24,196                       $19,150                          $12,251
12/31/01                         $24,590                       $19,273                          $12,203
1/31/02                          $24,043                       $18,691                          $12,231
2/28/02                          $24,534                       $18,532                          $12,279
3/31/02                          $25,449                       $19,355                          $12,348
4/30/02                          $25,599                       $18,705                          $12,417
5/31/02                          $26,146                       $18,748                          $12,417
6/30/02                          $25,067                       $17,615                          $12,424
7/31/02                          $23,360                       $16,132                          $12,438
8/31/02                          $23,388                       $16,166                          $12,479
9/30/02                          $20,834                       $14,391                          $12,500
10/31/02                         $21,915                       $15,456                          $12,521
11/30/02                         $23,335                       $16,293                          $12,521
12/31/02                         $22,308                       $15,507                          $12,493
1/31/03                          $21,860                       $15,038                          $12,548
2/28/03                          $21,132                       $14,781                          $12,645
3/31/03                          $20,656                       $14,740                          $12,721
4/30/03                          $22,602                       $16,056                          $12,693
5/31/03                          $24,394                       $16,982                          $12,673
6/30/03                          $24,842                       $17,282                          $12,686
7/31/03                          $25,403                       $17,636                          $12,700
8/31/03                          $26,006                       $18,022                          $12,749

    Annual Report  |  Past performance does not guarantee future results.  | 11



Performance Summary (CONTINUED)

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR SMALL SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A:          Subject to the current, maximum 5.75% initial sales charge.
                  Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 63.38% and 7.64%.
6. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally.


12 |  Past performance does not guarantee future results.  |  Annual Report


Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                         ---------------------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,

CLASS A                                                         2003          2002          2001          2000          1999
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................        $17.10        $18.11        $19.67        $19.56       $16.78
                                                         ---------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..............................           .34           .33           .39           .35          .46

 Net realized and unrealized gains (losses) ...........          1.46          (.88)         (.16)          .99         4.76
                                                         ---------------------------------------------------------------------
Total from investment operations ......................          1.80          (.55)          .23          1.34         5.22
                                                         ---------------------------------------------------------------------
Less distributions from:

 Net investment income ................................          (.36)         (.40)         (.37)         (.54)        (.41)

 Net realized gains ...................................            --          (.06)        (1.42)         (.69)       (2.03)
                                                         ---------------------------------------------------------------------
Total distributions ...................................          (.36)         (.46)        (1.79)        (1.23)       (2.44)
                                                         ---------------------------------------------------------------------
Redemption fees .......................................            -- c          --            --            --           --
                                                         ---------------------------------------------------------------------
Net asset value, end of year ..........................        $18.54        $17.10        $18.11        $19.67       $19.56
                                                         =====================================================================

Total return b ........................................        10.90%       (3.01)%         1.62%         7.58%       34.72%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................   $13,021,261   $11,689,389   $12,092,917   $13,191,493  $13,368,945

Ratios to average net assets:

 Expenses .............................................         1.13%         1.10%         1.15%         1.11%        1.12%

 Net investment income ................................         2.05%         1.85%         2.11%         1.83%        2.60%

Portfolio turnover rate ...............................        32.12%        55.63%        24.29%        50.57%       32.01%


aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.



                                                            Annual Report  | 13


Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   ------------------------------------------------------------
                                                                                         YEAR ENDED AUGUST 31,
CLASS B                                                                2003         2002       2001        2000       1999 d
                                                                   ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $16.85       $17.87     $19.45      $19.46     $16.37
                                                                   ------------------------------------------------------------

Income from investment operations:

 Net investment income a ........................................         .22          .20        .25         .22        .24

 Net realized and unrealized gains (losses) .....................        1.43         (.87)      (.16)        .97       2.85
                                                                   ------------------------------------------------------------
Total from investment operations ................................        1.65         (.67)       .09        1.19       3.09
                                                                   ------------------------------------------------------------
Less distributions from:

 Net investment income ..........................................        (.26)        (.29)      (.25)       (.51)        --

 Net realized gains .............................................          --         (.06)     (1.42)       (.69)        --
                                                                   ------------------------------------------------------------
Total distributions .............................................        (.26)        (.35)     (1.67)      (1.20)        --
                                                                   ------------------------------------------------------------
Redemption fees .................................................          -- c         --         --          --         --
                                                                   ------------------------------------------------------------
Net asset value, end of year ....................................      $18.24       $16.85     $17.87      $19.45     $19.46
                                                                   ============================================================

Total return b ..................................................      10.08%      (3.74)%       .91%       6.81%     18.88%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $278,340     $166,015    $93,301     $69,297    $27,573

Ratios to average net assets:

 Expenses .......................................................       1.88%        1.85%      1.89%       1.86%      1.88% e

 Net investment income ..........................................       1.30%        1.10%      1.40%       1.16%      1.91% e

Portfolio turnover rate .........................................      32.12%       55.63%     24.29%      50.57%     32.01%


aBased on average weighted shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dFor the period January 1, 1999 (effective date) to August 31, 1999.
eAnnualized.




14 |  Annual Report


Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  -----------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
CLASS C                                                               2003         2002       2001        2000        1999
                                                                  -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .............................       $16.74       $17.73     $19.28      $19.15     $16.49
                                                                  -----------------------------------------------------------

Income from investment operations:

 Net investment income a .......................................          .21          .20        .25         .20        .32

 Net realized and unrealized gains (losses) ....................         1.44         (.86)      (.16)        .98       4.68
                                                                  -----------------------------------------------------------
Total from investment operations ...............................         1.65         (.66)       .09        1.18       5.00
                                                                  -----------------------------------------------------------
Less distributions from:

 Net investment income .........................................         (.24)        (.27)      (.22)       (.36)      (.31)

 Net realized gains ............................................           --         (.06)     (1.42)       (.69)     (2.03)
                                                                  -----------------------------------------------------------
Total distributions ............................................         (.24)        (.33)     (1.64)      (1.05)     (2.34)
                                                                  -----------------------------------------------------------
Redemption fees ................................................           -- c         --         --          --         --
                                                                  -----------------------------------------------------------
Net asset value, end of year ...................................       $18.15       $16.74     $17.73      $19.28     $19.15
                                                                  ===========================================================


Total return b .................................................       10.08%      (3.73)%       .90%       6.79%     33.77%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................................   $1,064,405     $897,064   $906,390    $995,687 $1,021,159

Ratios to average net assets:

 Expenses ......................................................        1.88%        1.84%      1.89%       1.85%      1.86%

 Net investment income .........................................        1.30%        1.11%      1.37%       1.08%      1.84%

Portfolio turnover rate ........................................       32.12%       55.63%     24.29%      50.57%     32.01%


aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.


                                                         Annual Report  | 15


Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            --------------------------------------
                                                                                 YEAR ENDED        PERIOD ENDED
CLASS R                                                                       AUGUST 31, 2003    AUGUST 31, 2002 d
                                                                            --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................          $17.07              $18.06
                                                                            --------------------------------------
Income from investment operations:

 Net investment income (loss) a ..........................................             .32                 .32

 Net realized and unrealized gains (losses) ..............................            1.42               (1.31)
                                                                            --------------------------------------
Total from investment operations .........................................            1.74                (.99)
                                                                            --------------------------------------
Less distributions from net investment income ............................            (.37)                 --
                                                                            --------------------------------------
Total distributions ......................................................            (.37)                 --
                                                                            --------------------------------------
Redemption fees ..........................................................              -- c                --
                                                                            --------------------------------------
Net asset value, end of year .............................................          $18.44              $17.07
                                                                            ======================================

Total return b ...........................................................          10.58%             (5.48)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................         $28,584              $5,394

Ratios to average net assets:

 Expenses ................................................................           1.39%               1.35% e

 Net investment income ...................................................           1.79%               1.60% e

Portfolio turnover rate ..................................................          32.12%              55.63%

aBased on average weighted shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dFor the period January 2, 2002 (effective date) to August 31, 2002.
eAnnualized.



16 |  Annual Report



Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   ----------------------------------------------------------
                                                                                            YEAR ENDED AUGUST 31,
ADVISOR CLASS                                                           2003         2002       2001        2000       1999
                                                                   ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $17.13       $18.15     $19.71      $19.61     $16.80
                                                                   ----------------------------------------------------------

Income from investment operations:

 Net investment income a ........................................         .38          .37        .43         .40        .51

 Net realized and unrealized gains (losses) .....................        1.46         (.88)      (.15)        .99       4.77
                                                                   ----------------------------------------------------------
Total from investment operations ................................        1.84         (.51)       .28        1.39       5.28
                                                                   ----------------------------------------------------------
Less distributions from:

 Net investment income ..........................................        (.40)        (.45)      (.42)       (.60)      (.44)

 Net realized gains .............................................          --         (.06)     (1.42)       (.69)     (2.03)
                                                                   ----------------------------------------------------------
Total distributions .............................................        (.40)        (.51)     (1.84)      (1.29)     (2.47)
                                                                   ----------------------------------------------------------
Redemption fees .................................................          -- c         --         --          --         --
                                                                   ----------------------------------------------------------
Net asset value, end of year ....................................      $18.57       $17.13     $18.15      $19.71     $19.61
                                                                   ==========================================================

Total return b ..................................................      11.19%      (2.80)%      1.90%       7.87%     35.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $137,776      $98,999    $84,975    $118,679    $50,751

Ratios to average net assets:

 Expenses .......................................................        .88%         .85%       .90%        .86%       .87%

 Net investment income ..........................................       2.30%        2.10%      2.36%       2.10%      2.85%

Portfolio turnover rate .........................................      32.12%       55.63%     24.29%      50.57%     32.01%

aBased on average weighted shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.01 per share.




                    Annual Report  |  See notes to financial statements.  | 17



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                       INDUSTRY                           SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 84.0%
   AUSTRALIA .9%
   BHP Billiton PLC ................                Metals & Mining                     20,000,000       $     131,443,666
                                                                                                         ------------------
   BELGIUM 1.0%
   Electrabel SA ...................              Electric Utilities                       600,000             150,456,177
                                                                                                         ------------------
   BERMUDA 1.5%
   Ace Ltd. ........................                   Insurance                         4,000,000             128,800,000
   XL Capital Ltd., A ..............                   Insurance                         1,200,000              90,900,000
                                                                                                         ------------------
                                                                                                               219,700,000
                                                                                                         ------------------
   CANADA 3.3%
   Barrick Gold Corp. ..............                Metals & Mining                     10,000,000             203,727,066
   BCE Inc. ........................    Diversified Telecommunication Services           7,155,671             154,911,005
   Transcanada Corp. ...............                 Gas Utilities                       6,500,000             117,100,278
                                                                                                         ------------------
                                                                                                               475,738,349
                                                                                                         ------------------
   CHINA .8%
   China Mobile
    (Hong Kong) Ltd. ...............      Wireless Telecommunication Services           43,000,000             110,540,160
                                                                                                         ------------------
   DENMARK 1.2%
   TDC AS ..........................    Diversified Telecommunication Services           6,000,000             181,416,023
                                                                                                         ------------------
   FINLAND 2.0%
   Stora Enso OYJ, R
    (EUR/FIM Traded) ...............            Paper & Forest Products                 10,782,750             140,403,165
   UPM-Kymmene Corp. ...............            Paper & Forest Products                  8,000,000             144,922,763
                                                                                                         ------------------
                                                                                                               285,325,928
                                                                                                         ------------------
   FRANCE 2.7%
   Accor SA ........................         Hotels Restaurants & Leisure                2,714,650             105,774,874
   Aventis SA ......................                Pharmaceuticals                      4,300,000             208,855,659
   Michelin SA, B ..................                Auto Components                      2,100,017              85,261,387
                                                                                                         ------------------
                                                                                                               399,891,920
                                                                                                         ------------------
   GERMANY 2.7%
   Bayer AG, Br. ...................                   Chemicals                         7,500,000             160,732,519
   E.ON AG .........................              Electric Utilities                     4,500,000             232,205,790
                                                                                                         ------------------
                                                                                                               392,938,309
                                                                                                         ------------------
   HONG KONG 4.9%
   Cheung Kong
    Holdings Ltd. ..................                  Real Estate                       29,060,800             225,427,391
   Hang Lung
    Properties Ltd. ................                  Real Estate                       30,428,100              35,111,102
   Hong Kong Electric
    Holdings Ltd. ..................              Electric Utilities                    33,000,000             130,316,860
   HSBC Holdings PLC ...............               Commercial Banks                      6,000,000              78,083,430
   Shangri-La Asia Ltd. ............         Hotels Restaurants & Leisure               44,728,584              37,276,926
   Swire Pacific Ltd., A ...........        Diversified Financial Services              27,590,500             154,945,596
   Swire Pacific Ltd., B ...........        Diversified Financial Services              55,679,500              47,828,393
                                                                                                         ------------------
                                                                                                               708,989,698
                                                                                                         ------------------
   ISRAEL .7%
a  Check Point Software
   Technologies Ltd. ...............                   Software                          5,500,000              96,085,000
                                                                                                         ------------------


18 |  Annual Report



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                        INDUSTRY                           SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ITALY 1.8%
Eni SpA ................................                Oil & Gas                        14,000,000       $     211,499,402
San Paolo-IMI SpA ......................            Commercial Banks                      4,500,000              43,229,801
                                                                                                          ------------------
                                                                                                                254,729,203
                                                                                                          ------------------
JAPAN 5.3%
Hitachi Ltd. ...........................   Electronic Equipment & Instruments            34,999,600             190,775,806
Nintendo Co. Ltd. ......................                Software                          1,859,700             154,762,560
Nippon Telegraph & Telephone Corp. .....  Diversified Telecommunication Services             40,000             176,208,432
Nomura Holdings Inc. ...................             Capital Markets                     12,000,000             174,631,203
Sony Corp. .............................           Household Durables                     2,086,000              68,651,302
                                                                                                          ------------------
                                                                                                                765,029,303
                                                                                                          ------------------
MEXICO .7%
Telefonos de Mexico SA de CV (Telmex),
 L, ADR ................................ Diversified Telecommunication Services           3,150,000              95,476,500
                                                                                                          ------------------
NETHERLANDS 3.2%
Akzo Nobel NV ..........................                Chemicals                         6,000,000             196,699,714
Koninklijke Philips Electronics NV .....           Household Durables                     4,000,000              97,493,495
Unilever NV ............................              Food Products                       3,000,000             166,990,547
                                                                                                          ------------------
                                                                                                                461,183,756
                                                                                                          ------------------
NORWAY .5%
Norsk Hydro ASA ........................                Oil & Gas                         1,500,000              78,840,451
                                                                                                          ------------------
SINGAPORE 1.1%
DBS Group Holdings Ltd. ................            Commercial Banks                      4,163,000              29,924,012
Singapore Airlines Ltd. ................                Airlines                         19,999,770             127,786,767
                                                                                                          ------------------
                                                                                                                157,710,779
                                                                                                          ------------------
SOUTH KOREA 4.4%
Kookmin Bank ...........................            Commercial Banks                      3,799,993             138,518,865
KT Corp., ADR .......................... Diversified Telecommunication Services           8,500,000             160,225,000
POSCO ..................................             Metals & Mining                        500,000              58,985,800
Samsung Electronics
 Co. Ltd. ..............................Semiconductors & Semiconductor Equipment            400,000             147,676,639
SK Telecom Co. Ltd. ....................   Wireless Telecommunication Services              186,080              31,743,759
SK Telecom Co. Ltd., ADR ...............   Wireless Telecommunication Services            5,162,200              98,391,532
                                                                                                          ------------------
                                                                                                                635,541,595
                                                                                                          ------------------
SPAIN 2.1%
Endesa SA ..............................           Electric Utilities                     7,000,000             108,977,526
Iberdrola SA, Br. ......................           Electric Utilities                     2,000,000              33,990,975
Repsol YPF SA ..........................                Oil & Gas                         5,000,000              84,428,488
Telefonica SA .......................... Diversified Telecommunication Services           7,200,000              84,740,292
                                                                                                          ------------------
                                                                                                                312,137,281
                                                                                                          ------------------
SWEDEN 1.4%
Nordea AB ..............................            Commercial Banks                     17,000,000              86,411,042
Nordea AB, 144A ........................            Commercial Banks                      4,267,000              21,689,171
Volvo AB, B ............................                Machinery                         4,096,580              98,970,094
                                                                                                          ------------------
                                                                                                                207,070,307
                                                                                                          ------------------

                                                            Annual Report  | 19



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                        INDUSTRY                          SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWITZERLAND 4.5%
   Nestle SA ...........................             Food Products                       1,100,000       $     239,548,749
   Swiss Reinsurance Co. ...............               Insurance                         2,500,000             153,510,942
   Syngenta AG .........................               Chemicals                         1,921,600             105,646,496
   UBS AG ..............................            Capital Markets                      3,000,000             161,829,281
                                                                                                         ------------------
                                                                                                               660,535,468
                                                                                                         ------------------
   UNITED KINGDOM 17.0%
   Abbey National PLC ..................           Commercial Banks                     26,127,762             217,796,785
   BAE Systems PLC .....................          Aerospace & Defense                   70,310,000             189,896,277
   BP PLC ..............................               Oil & Gas                        32,000,000             217,143,038
   Brambles Industries PLC .............    Commercial Services & Supplies              35,000,035             103,249,024
   Cadbury Schweppes PLC ...............             Food Products                      25,553,282             154,400,496
   GlaxoSmithKline PLC .................            Pharmaceuticals                     11,000,000             210,009,332
   J.Sainsbury PLC .....................       Food & Staples Retailing                 46,000,000             200,637,446
   Lloyds TSB Group PLC ................           Commercial Banks                     23,000,000             150,978,314
   National Grid
    Transco PLC ........................  Multi-Utilities & Unregulated Power           24,000,000             148,146,977
   Reuters Group PLC ...................                 Media                          52,375,000             205,039,663
a  Rolls-Royce Group PLC ...............          Aerospace & Defense                   44,783,587             120,245,075
   Shell Transport &
    Trading Co. PLC ....................               Oil & Gas                        33,000,000             206,964,458
a  Shire Pharmaceuticals
    Group PLC ..........................            Pharmaceuticals                     11,000,000              83,168,567
   Smiths Group PLC ....................       Industrial Conglomerates                 10,000,000             111,355,404
   Standard Chartered PLC ..............           Commercial Banks                     10,000,000             133,816,295
   WPP Group PLC .......................                 Media                           1,991,710              18,166,805
                                                                                                         ------------------
                                                                                                             2,471,013,956
                                                                                                         ------------------
   UNITED STATES 20.3%
   Abbott Laboratories .................            Pharmaceuticals                      4,000,000             161,200,000
a,bAK Steel Holding Corp. ..............            Metals & Mining                      6,445,700              17,016,648
   Albertson's Inc. ....................       Food & Staples Retailing                  6,000,000             126,120,000
a  AOL Time Warner Inc. ................                 Media                           4,000,000              65,440,000
a  AT&T Wireless
    Services Inc. ......................  Wireless Telecommunication Services           25,000,000             215,500,000
   Boeing Co. ..........................          Aerospace & Defense                    4,020,000             150,307,800
   Bowater Inc. ........................        Paper & Forest Products                  2,500,000             108,275,000
   Bristol-Myers Squibb Co. ............            Pharmaceuticals                     10,582,000             268,465,340
   Carnival Corp. ......................     Hotels Restaurants & Leisure                2,400,000              83,016,000
   CIGNA Corp. .........................   Health Care Providers & Services              1,200,000              57,216,000
   Electronic Data Systems Corp. .......              IT Services                        6,000,000             130,980,000
   Florida East Coast
    Industries Inc., B .................              Road & Rail                          470,546              14,488,112
   General Mills Inc. ..................             Food Products                       2,585,000             119,840,600
   H.J. Heinz Co. ......................             Food Products                       5,200,000             168,272,000
   Hewlett-Packard Co. .................        Computers & Peripherals                  2,000,000              39,840,000
   International Paper Co. .............        Paper & Forest Products                  3,472,840             140,823,662
   Interpublic Group of Cos. Inc. ......                 Media                           2,856,900              43,282,035
   Kraft Foods Inc., A .................             Food Products                         974,300              28,936,710
a  Kroger Co. ..........................       Food & Staples Retailing                  9,545,000             183,359,450
a  Noble Corp. .........................      Energy Equipment & Services                3,500,000             126,630,000
   Pepco Holdings Inc. .................          Electric Utilities                     3,718,727              64,594,288
   Pfizer Inc. .........................            Pharmaceuticals                      5,320,000             159,174,400


20 |  Annual Report



Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                       INDUSTRY                           SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
   Sara Lee Corp. .....................              Food Products                       5,092,937       $      96,663,944
   SBC Communications Inc. ............ Diversified Telecommunication Services           4,400,000              98,956,000
   St. Joe Co. ........................               Real Estate                        1,415,700              48,147,957
   Temple-Inland Inc. .................         Containers & Packaging                     605,600              30,146,768
a  Toys R Us Inc. .....................            Specialty Retail                      4,000,000              54,480,000
   U.S. Bancorp .......................            Commercial Banks                      2,000,000              47,800,000
a  VeriSign Inc. ......................      Internet Software & Services                  823,200              12,323,304
   Waste Management Inc. ..............     Commercial Services & Supplies               3,583,500              95,356,935
                                                                                                         ------------------
                                                                                                             2,956,652,953
                                                                                                         ------------------
  TOTAL COMMON STOCKS
    (COST $11,360,421,912) ............                                                                     12,208,446,782
                                                                                                         ------------------
   PREFERRED STOCKS 1.9%
   BRAZIL .9%
   Cia Vale do Rio Doce, A,
    ADR, pfd. .........................             Metals & Mining                      1,190,168              40,620,434
   Petroleo Brasileiro SA, ADR, pfd. ..                Oil & Gas                         4,000,000              81,600,000
                                                                                                         ------------------
                                                                                                               122,220,434
                                                                                                         ------------------
   GERMANY 1.0%
   Volkswagen AG, pfd. ................               Automobiles                        4,499,990             149,204,240
                                                                                                         ------------------
  TOTAL PREFERRED STOCKS
    (COST $271,369,872) ...............                                                                        271,424,674
                                                                                                         ------------------

                                                                                   ----------------------------------------
                                                                                      PRINCIPAL AMOUNT C           VALUE
                                                                                   ----------------------------------------
   BONDS & NOTES 4.9%
   AUSTRALIA .7%
   New South Wales Treasury Corp.,
    6.50%, 5/01/06 ....................                                                149,000,000 AUD          99,555,049
                                                                                                         ------------------
   GERMANY 3.8%
   Bundesrepublik Deutschland,
    3.75%, 9/12/03 ....................                                                135,000,000 EUR         148,268,337
   Federal Republic of Germany,
    4.50%, 8/18/06 ....................                                                350,000,000 EUR         400,615,373
                                                                                                         ------------------
                                                                                                               548,883,710
                                                                                                         ------------------
   NEW ZEALAND .4%
   Government of New Zealand,
     6.50%, 2/15/06 ...................                                                 55,900,000 NZD          33,048,682
     7.00%, 7/15/09 ...................                                                 54,000,000 NZD          33,053,497
                                                                                                         ------------------
                                                                                                                66,102,179
                                                                                                         ------------------
  TOTAL BONDS & NOTES (COST $573,726,301)                                                                      714,540,938
                                                                                                         ------------------

                                                            Annual Report  | 21


Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)

                                                       ---------------------------------------
                                                         PRINCIPAL AMOUNT C           VALUE
                                                       ---------------------------------------
 SHORT TERM INVESTMENTS 8.7%
 BELGIUM .4%
 Belgium Treasury Bill,
   2.18%, 9/18/03 .................................        20,000,000 EUR          21,931,513
   Strip, 2.78% 11/13/03 ..........................        30,000,000 EUR          32,786,107
                                                                                --------------
                                                                                   54,717,620
                                                                                --------------
 FRANCE 1.1%
 French Treasury Bills, 1.85% to 2.50%,
  with maturities to 6/24/04 ......................       153,000,000 EUR         165,472,745
                                                                                --------------
 GERMANY .5%
 Deutsche Bank AG,
  2.02%, 9/02/03 ..................................        73,485,000 EUR          80,679,161
                                                                                --------------
 NETHERLANDS .4%
 Dutch Treasury Bill,
  2.10%, 3/31/04 ..................................        50,000,000 EUR          54,167,133
                                                                                --------------
 UNITED STATES 6.3%
 U.S. Treasury Bills, 0.751% to 1.018%,
  with maturities to 11/28/03 .....................       911,652,000             910,563,676
                                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (COST $1,270,497,966) ...........................                             1,265,600,335
                                                                                --------------
TOTAL INVESTMENTS (COST $13,476,016,051)
  99.5% ...........................................                            14,460,012,729
OTHER ASSETS, LESS LIABILITIES .5% ................                                70,354,159
                                                                                --------------
NET ASSETS 100.0% .................................                       $    14,530,366,888
                                                                                --------------

CURRENCY ABBREVIATIONS | AUD - Australian Dollar | EUR - Euro | FIM - Finnish
                       Markka NZD - New Zealand Dollar


aNon-income producing.
bSee Note 6 regarding Holdings of 5% Voting Securities.
cThe principal amount is stated in U.S. dollars unless otherwise indicated.


22 |  See notes to financial statements.  |  Annual Report




Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..........................................................................   $13,410,141,357
  Cost - Non-controlled affiliated issuers .............................................................        65,874,694
                                                                                                           ----------------
  Value - Unaffiliated issuers .........................................................................    14,442,996,081
  Value - Non-controlled affiliated issuers ............................................................        17,016,648
 Cash ..................................................................................................         2,723,414
 Foreign currency, at value (cost $8,935,540) ..........................................................        10,555,242
 Receivables:
  Investment securities sold ...........................................................................        12,915,959
  Capital shares sold ..................................................................................        15,675,321
  Dividends and interest ...............................................................................        50,489,009
                                                                                                           ----------------
      Total assets .....................................................................................    14,552,371,674
                                                                                                           ----------------
Liabilities:
 Payables:
  Investment securities purchased ......................................................................           956,775
  Capital shares redeemed ..............................................................................         4,870,545
  Affiliates ...........................................................................................        14,410,699
 Other Liabilities .....................................................................................         1,766,767
                                                                                                           ----------------
      Total liabilities ................................................................................        22,004,786
                                                                                                           ----------------
        Net assets, at value ...........................................................................   $14,530,366,888
                                                                                                           ----------------
Net assets consist of:
 Undistributed net investment income ...................................................................    $  259,846,653
 Net unrealized appreciation (depreciation) ............................................................       985,613,394
 Accumulated net realized gain (loss) ..................................................................       (91,656,395)
 Capital shares ........................................................................................    13,376,563,236
                                                                                                           ----------------
        Net assets, at value ...........................................................................   $14,530,366,888
                                                                                                           ----------------
CLASS A:
 Net asset value per share ($13,021,261,245 / 702,323,731 shares outstanding) ..........................            $18.54
                                                                                                           ----------------
 Maximum offering price per share ($18.54 / 94.25%) ....................................................            $19.67
                                                                                                           ----------------
CLASS B:
 Net asset value and maximum offering price per share ($278,340,459 /
 15,260,393 shares outstanding) a ......................................................................            $18.24
                                                                                                           ----------------
CLASS C:
 Net asset value per share ($1,064,404,957 / 58,640,146 shares outstanding)a ...........................            $18.15
                                                                                                           ----------------
 Maximum offering price per share ($18.15 / 99.00%) ....................................................            $18.33
                                                                                                           ----------------
CLASS R:
 Net asset value and maximum offering price per share ($28,584,038 / 1,549,833
 shares outstanding) a .................................................................................            $18.44
                                                                                                           ----------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($137,776,189 / 7,419,469
 shares outstanding) ...................................................................................            $18.57
                                                                                                           ----------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.




                    Annual Report  |  See notes to financial statements.  | 23


Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the year ended August 31, 2003

Investment Income:
 (net of foreign taxes of $20,992,738)
 Dividends ...............................................................................   $  348,052,553
 Interest ................................................................................       52,845,023
                                                                                             ---------------
      Total investment income ............................................................   $  400,897,576
                                                                                             ---------------
Expenses:
 Management fees (Note 3) ................................................................       76,673,450
 Administrative fees (Note 3) ............................................................       10,018,554
 Distribution fees (Note 3)
  Class A ................................................................................       28,430,966
  Class B ................................................................................        1,995,642
  Class C ................................................................................        8,974,067
  Class R ................................................................................           80,524
 Transfer agent fees (Note 3) ............................................................       19,632,300
 Custodian fees ..........................................................................        2,738,100
 Reports to shareholders .................................................................        1,128,200
 Registration and filing fees ............................................................          214,885
 Professional fees .......................................................................          307,200
 Directors' fees and expenses ............................................................          259,800
 Other ...................................................................................          307,500
                                                                                             ---------------
      Total expenses .....................................................................      150,761,188
                                                                                             ---------------
        Net investment income ............................................................      250,136,388
                                                                                             ---------------
 Realized and unrealized gains (losses):
  Net realized gain (loss) from:
  Investments ............................................................................      152,284,999
  Foreign currency transactions ..........................................................         (308,106)
                                                                                             ---------------
      Net realized gain (loss) ...........................................................      151,976,893
 Net unrealized appreciation (depreciation) on:
  Investments ............................................................................      984,936,105
  Translation of assets and liabilities denominated in foreign currencies ................          990,394
                                                                                             ---------------
      Net unrealized appreciation (depreciation) .........................................      985,926,499
                                                                                             ---------------
Net realized and unrealized gain (loss) ..................................................    1,137,903,392
                                                                                             ---------------
Net increase (decrease) in net assets resulting from operations ..........................   $1,388,039,780
                                                                                             ---------------

24 |  See notes to financial statements.  |  Annual Report


Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002

                                                                                   ----------------------------------------
                                                                                            2003                2002
                                                                                   ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................    $  250,136,388         $   237,228,017
  Net realized gain (loss) from investments and foreign
   currency transactions .......................................................       151,976,893            (109,446,075)
  Net unrealized appreciation (depreciation) on investments and
   translation of assets and liabilities denominated in foreign currencies .....       985,926,499            (568,265,005)
                                                                                   ----------------------------------------
      Net increase (decrease) in net assets resulting from operations ..........     1,388,039,780            (440,483,063)
Distributions to shareholders from:
 Net investment income:
  Class A ......................................................................      (244,598,042)           (267,413,716)
  Class B ......................................................................        (2,724,439)             (1,599,251)
  Class C ......................................................................       (12,624,079)            (13,578,104)
  Class R ......................................................................          (204,811)                     --
  Advisor Class ................................................................        (2,379,816)             (2,112,918)
 Net realized gains:
  Class A ......................................................................                --             (39,250,863)
  Class B ......................................................................                --                (339,475)
  Class C ......................................................................                --              (2,988,914)
  Advisor Class ................................................................                --                (277,369)
                                                                                   ----------------------------------------
Total distributions to shareholders ............................................      (262,531,187)           (327,560,610)
Capital share transactions (Note 2):
  Class A ......................................................................       326,612,716             294,302,248
  Class B ......................................................................        88,939,787              82,340,036
  Class C ......................................................................        84,919,852              45,131,752
  Class R ......................................................................        20,310,323               5,677,815
  Advisor Class ................................................................        27,200,279              19,868,902
                                                                                   ----------------------------------------
Total capital share transactions ...............................................       547,982,957             447,320,753
Redemption fees (Note 1g) ......................................................            14,830                      --
       Net increase (decrease) in net assets ...................................     1,673,506,380            (320,722,920)
Net assets:
 Beginning of year .............................................................    12,856,860,508          13,177,583,428
                                                                                   ----------------------------------------
 End of year ...................................................................   $14,530,366,888         $12,856,860,508
                                                                                   ----------------------------------------
Undistributed net investment income included in net assets:
 End of year ...................................................................    $  259,846,653          $  201,873,537
                                                                                   ----------------------------------------


                     Annual Report  |  See notes to financial statements.  | 25


Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.


26 |  Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.





                                                            Annual Report  | 27


Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2. CAPITAL STOCK (CONTINUED)

At August 31, 2003, there were 1.9 billion shares authorized ($0.01 par value) of which 1.2 billion, 100 million, 400 million, 100 million and 100 million were designated Class A shares, Class B shares, Class C shares, Class R shares and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                               2003                                 2002
------------------------------------------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................... 111,354,884   $ 1,837,694,341        106,703,587    $ 1,909,897,925
 Shares issued on reinvestment
  of distributions ..............  13,138,355       206,272,476         15,465,289        263,858,493
 Shares redeemed ................(105,632,985)   (1,717,354,101)      (106,440,783)    (1,879,454,170)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) ........  18,860,254   $   326,612,716         15,728,093    $   294,302,248
------------------------------------------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ....................   6,805,348   $   111,090,081          5,455,387    $    96,815,207
 Shares issued on reinvestment
  of distributions ..............     161,304         2,499,842            103,321          1,741,838
 Shares redeemed ................  (1,557,186)      (24,650,136)          (929,604)       (16,217,009)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) ........   5,409,466   $    88,939,787          4,629,104    $    82,340,036
------------------------------------------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ....................  12,806,211   $   208,138,873          9,802,539    $   172,757,229
 Shares issued on reinvestment
  of distributions ..............     720,715        11,118,293            873,409         14,631,242
 Shares redeemed ................  (8,459,122)     (134,337,314)        (8,220,708)      (142,256,719)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) ........   5,067,804   $    84,919,852          2,455,240    $    45,131,752
------------------------------------------------------------------------------------------------------
ACLASS R SHARES:
 Shares sold ....................   1,420,208   $    23,373,682            328,292    $     5,899,863
 Shares issued on reinvestment
  of distributions ..............      13,043           204,221                 --                 --
 Shares redeemed ................    (199,354)       (3,267,580)           (12,356)          (222,048)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) ........   1,233,897   $    20,310,323            315,936    $     5,677,815
------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ....................   3,336,075   $    55,404,834          2,330,236    $    42,131,669
 Shares issued on reinvestment
  of distributions ..............     114,622         1,799,763            126,215          2,152,842
 Shares redeemed ................  (1,809,363)      (30,004,318)        (1,361,370)       (24,415,609)
------------------------------------------------------------------------------------------------------
 Net increase (decrease) ........   1,641,334   $    27,200,279          1,095,081    $    19,868,902
------------------------------------------------------------------------------------------------------

aEffective date of Class R shares was January 2, 2002.




28 |  Annual Report



Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
        0.75%           First $200 million
        0.675%          Over $200 million, up to and including $1.3 billion
        0.60%           Over $1.3 billion

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------
        0.15%           First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.10%           Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, 1.00% and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2003, Distributors advised the Fund that unreimbursed costs were $15,575,049. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $2,032,930 and $175,127, respectively.


4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ......................................  $13,483,314,689
                                                            ----------------
Unrealized appreciation ..................................    1,897,642,442
Unrealized depreciation ..................................     (920,944,402)
                                                            ----------------
Net unrealized appreciation (depreciation) ...............  $   976,698,040
                                                            ----------------
Distributable earnings - ordinary income .................  $   263,266,591
                                                            ----------------




                                                           Annual Report  | 29


Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                            ----------------------------
                                               2003            2002
                                            ----------------------------
Distributions paid from:
 Ordinary income ........................   $262,531,187    $289,337,929
 Long term capital gain .................             --      38,222,681
                                            ----------------------------
                                            $262,531,187    $327,560,610
                                            ----------------------------

At August 31, 2003, the Fund had tax basis capital losses of $87,777,851 which may be carried over to offset future captial gains. Such losses expire in 2011.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2003 aggregated $4,034,300,675 and $3,687,200,064, respectively.


6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at August 31, 2003 were as shown below.

--------------------------------------------------------------------------------------------------------------
                                                                                                     REALIZED
                                                                                                      CAPITAL
                                                                                           INVESTMENT  GAINS/
                          NUMBER OF                             NUMBER OF                    INCOME    LOSSES
                         SHARES HELD     GROSS       GROSS     SHARES HELD       VALUE      9/01/02-   9/01/02-
NAME OF ISSUER          AUG. 31, 2002  ADDITIONS  REDUCTIONS  AUG. 31, 2003  AUG. 31, 2003  8/31/03   8/31/03
--------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
AK Steel Holding
 Corp. .................  6,445,700         --        --       6,445,700      $17,016,648      $--        $--
                                                                              --------------------------------
Total Non-Controlled
 Affiliates                                                                   $17,016,648      $--        $--
                                                                              --------------------------------







30 |  Annual Report





Templeton Growth Fund, Inc.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Growth Fund, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003





                                                            Annual Report  | 31


Templeton Growth Fund, Inc.

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $181,317,414 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 26.77% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2003.

At August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 23, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of taxes paid and foreign source income, as designated by the Fund, to Class A, Class B, Class C, Class R, and Advisor Class shareholders.

---------------------------------------------------------------------------------------------------------------------------------
                                CLASS A                               CLASS B                            CLASS C
                   FOREIGN TAX          FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX       FOREIGN SOURCE
COUNTRY           PAID PER SHARE       INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE  PAID PER SHARE     INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Australia ........     0.0000                0.0047           0.0000              0.0038         0.0000               0.0035
Belgium ..........     0.0000                0.0102           0.0000              0.0082         0.0000               0.0076
Bermuda ..........     0.0000                0.0042           0.0000              0.0034         0.0000               0.0032
Brazil ...........     0.0013                0.0079           0.0013              0.0064         0.0013               0.0059
Canada ...........     0.0015                0.0125           0.0015              0.0101         0.0015               0.0094
China ............     0.0000                0.0021           0.0000              0.0017         0.0000               0.0016
Denmark ..........     0.0000                0.0086           0.0000              0.0070         0.0000               0.0065
Finland ..........     0.0000                0.0102           0.0000              0.0082         0.0000               0.0076
France ...........     0.0016                0.0104           0.0016              0.0084         0.0016               0.0078
Germany ..........     0.0001                0.0407           0.0001              0.0329         0.0001               0.0304
Hong Kong ........     0.0000                0.0217           0.0000              0.0176         0.0000               0.0163
Italy ............     0.0000                0.0158           0.0000              0.0128         0.0000               0.0119
Japan ............     0.0007                0.0043           0.0007              0.0035         0.0007               0.0032
Mexico ...........     0.0000                0.0031           0.0000              0.0025         0.0000               0.0023
Netherlands ......     0.0016                0.0079           0.0016              0.0064         0.0016               0.0059
New Zealand ......     0.0000                0.0027           0.0000              0.0022         0.0000               0.0020
Norway ...........     0.0006                0.0027           0.0006              0.0022         0.0006               0.0020
Singapore ........     0.0003                0.0021           0.0003              0.0017         0.0003               0.0016
South Korea ......     0.0023                0.0097           0.0023              0.0078         0.0023               0.0073
Spain ............     0.0025                0.0130           0.0025              0.0105         0.0025               0.0097
Sweden ...........     0.0000                0.0096           0.0000              0.0078         0.0000               0.0072
Switzerland ......     0.0022                0.0104           0.0022              0.0084         0.0022               0.0078
United Kingdom ...     0.0118                0.0858           0.0118              0.0693         0.0118               0.0642
                      -----------------------------------------------------------------------------------------------------------
TOTAL                 $0.0265               $0.3003          $0.0265             $0.2428        $0.0265              $0.2249
                      -----------------------------------------------------------------------------------------------------------


32 |  Annual Report


Templeton Growth Fund, Inc.

TAX DESIGNATION (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------
                                CLASS R                                 ADVISOR CLASS
                   FOREIGN TAX       FOREIGN SOURCE           FOREIGN TAX         FOREIGN SOURCE
COUNTRY           PAID PER SHARE    INCOME PER SHARE         PAID PER SHARE      INCOME PER SHARE
-------------------------------------------------------------------------------------------------
Australia .......      0.0000             0.0046                  0.0000              0.0051
Belgium .........      0.0000             0.0100                  0.0000              0.0111
Bermuda .........      0.0000             0.0041                  0.0000              0.0046
Brazil ..........      0.0013             0.0077                  0.0013              0.0086
Canada ..........      0.0015             0.0123                  0.0015              0.0137
China ...........      0.0000             0.0021                  0.0000              0.0023
Denmark .........      0.0000             0.0085                  0.0000              0.0094
Finland .........      0.0000             0.0100                  0.0000              0.0111
France ..........      0.0016             0.0102                  0.0016              0.0113
Germany .........      0.0001             0.0400                  0.0001              0.0444
Hong Kong .......      0.0000             0.0214                  0.0000              0.0237
Italy ...........      0.0000             0.0156                  0.0000              0.0173
Japan ...........      0.0007             0.0043                  0.0007              0.0047
Mexico ..........      0.0000             0.0030                  0.0000              0.0034
Netherlands .....      0.0016             0.0077                  0.0016              0.0086
New Zealand .....      0.0000             0.0026                  0.0000              0.0029
Norway ..........      0.0006             0.0027                  0.0006              0.0030
Singapore .......      0.0003             0.0021                  0.0003              0.0023
South Korea .....      0.0023             0.0095                  0.0023              0.0106
Spain ...........      0.0025             0.0128                  0.0025              0.0142
Sweden ..........      0.0000             0.0094                  0.0000              0.0105
Switzerland .....      0.0022             0.0102                  0.0022              0.0113
United Kingdom ..      0.0118             0.0843                  0.0118              0.0937
                      --------------------------------------------------------------------------
TOTAL                 $0.0265            $0.2951                 $0.0265             $0.3278
                      --------------------------------------------------------------------------


In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



                                                           Annual Report  | 33


Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)              Director       Since 1992       142                            Director, Bar-S Foods
500 East Broward Blvd.                                                                            (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)(until 1998).
---------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (59)             Director       Since 2000       17                             None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Atlantic Equipment & Power Ltd.; Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman,
Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services
Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
---------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)           Director       Since 1992       143                            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (80)          Director       Since 1992       28                             None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
---------------------------------------------------------------------------------------------------------------------------

34 |  Annual Report




---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)              Director       Since 2000       92                        Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                       (exploration and refining of oil
Suite 2100                                                                                   and gas); Hercules Incorporated
Fort Lauderdale, FL 33394-3091                                                               (chemicals, fibers and resins); Beverly
                                                                                             Enterprises, Inc. (health care);
                                                                                             H.J. Heinz Company (processed food
                                                                                             and allied products); RTI
                                                                                             International Metals, Inc.
                                                                                             (manufacture and distribution of
                                                                                             titanium); and Canadian National
                                                                                             Railway (railroad).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
---------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (74)              Director       Since 1990       21                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
---------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)             Director       Since 1993       142                       Director, White Mountains Insurance
500 East Broward Blvd.                                                                       Group, Ltd. (holding company);
Suite 2100                                                                                   Martek Biosciences Corporation;
Fort Lauderdale, FL 33394-3091                                                               MedImmune, Inc. (biotechnology);
                                                                                             Overstock.com (Internet services);
                                                                                             and Spacehab, Inc. (aerospace
                                                                                             services); and FORMERLY, Director,
                                                                                             MCI Communication Corporation
                                                                                             (subsequently known as MCI WorldCom,
                                                                                             Inc. and WorldCom, Inc.)
                                                                                             (communications services) (1988-2002).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
---------------------------------------------------------------------------------------------------------------------------------

                                                           Annual Report  | 35


---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (74)              Director       Since 1990       28                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
---------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (71)                Director       Since May 2003   17                        Director, Becton, Dickinson and Co.
500 East Broward Blvd.                                                                       (medical technology); White
Suite 2100                                                                                   Mountains Insurance Group Ltd.
Fort Lauderdale, FL 33394-3091                                                               (holding company); and Amerada Hess
                                                                                             Corporation (exploration and
                                                                                             refining of oil and gas).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY, Chairman
of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
---------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS (49)  Director       Since 2000       17                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (73)           Director       Since 1993       21                        Director, Amerada Hess
500 East Broward Blvd.                                                                       Corporation (exploration and
Suite 2100                                                                                   refining of oil and gas);
Fort Lauderdale, FL 33394-3091                                                               and C2, Inc. (operating and
                                                                                             investment business); and
                                                                                             FORMERLY, Director, H.J.
                                                                                             Heinz Company (processed
                                                                                             foods and allied products)
                                                                                             (1987-1988; 1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC
and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin
Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993); Chairman of the
Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
---------------------------------------------------------------------------------------------------------------------------------

36 |  Annual Report



---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)          Director,      Director and     142                       None
One Franklin Parkway               Chairman of    Vice President
San Mateo, CA 94403-1906           the Board and  since 1992
                                   Vice President and Chairman
                                                  of the Board
                                                  since 1995
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (58)               Vice           Since 1996       Not Applicable            None
One Franklin Parkway               President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (39)            President      President since  Not Applicable            None
PO Box N-7759                      and Chief      2001 and Chief
Lyford Cay, Nassau, Bahamas        Executive      Executive
                                   Officer -      Officer -
                                   Investment     Investment
                                   Management     Management
                                                  since 2002
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
---------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)            Vice           Since 1990       Not Applicable            None
One Franklin Parkway               President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------

                                                            Annual Report  | 37


---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)              Senior Vice    Since 2002       Not Applicable            None
500 East Broward Blvd.             President
Suite 2100                         and Chief
Fort Lauderdale, FL 33394-3091     Executive
                                   Officer -
                                   Finance and
                                   Administration
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)                 Vice           Since 2000       Not Applicable            None
One Franklin Parkway               President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)              Vice President Vice President   Not Applicable            None
One Franklin Parkway               and Secretary  since 2000 and
San Mateo, CA 94403-1906                          Secretary since
                                                  1996
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.;
 Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (63)        Vice           Since 1996       Not Applicable            None
One Franklin Parkway               President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (63)                   Vice           Since 1994       Not Applicable            None
500 East Broward Blvd.             President
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------

38 |  Annual Report



---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)             Vice President Since 2002       Not Applicable            Director, FTI Banque, Arch
600 Fifth Avenue                   - AML                                                     Chemicals, Inc. and Lingnan
Rockefeller Center                 Compliance                                                Foundation
New York, NY 10048-0772
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (41)            Treasurer and  Treasurer since  Not Applicable            None
500 East Broward Blvd.             Chief          2000 and Chief
Suite 2100                         Financial      Financial Officer
Fort Lauderdale, FL 33394-3091     Officer        since 2002
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
41 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)             Vice           Since 2000       Not Applicable            None
One Franklin Parkway               President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF).
Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1991, AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                            Annual Report  | 39


Templeton Growth Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies on-line at www.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.




40 |  Annual Report




[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GROWTH FUND, INC.



AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Growth Fund, Inc., prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


101 A2003 10/03






ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date    October 31, 2003